LOANS - Unsecured loans (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
LOANS
Fixed annual interest rate		3.98%	4.36%
Kingsoft Group
LOANS
Aggregate principal amount			¥ 500,000	$ 78,461
Fixed annual interest rate	4.65%